Long-term debt (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Long-term debt
Long-term debt	€ 8,126,977	€ 7,314,915
Less current portion	(58,485)	(667,966)
Long-term debt, less current portion	8,068,492	6,646,949
Schuldschein loans
Long-term debt
Long-term debt	224,595
Bonds
Long-term debt
Long-term debt	7,684,970	7,071,259
Accounts Receivable Facility
Long-term debt
Long-term debt	25,634
Other long-term debt
Long-term debt
Long-term debt	€ 191,778	€ 243,656